Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Total		¥ 72,402
Less: Accumulated amortization		(33,094)
Less: Accumulated impairment loss		(39,308)
Intangible asset, net
Software [Member]
Schedule of Intangible Assets [Line Items]
Sub-total		5,900
Non-compete agreements [Member]
Schedule of Intangible Assets [Line Items]
Sub-total		9,773
Agent resources [Member]
Schedule of Intangible Assets [Line Items]
Sub-total		35,929
Brokerage license [Member]
Schedule of Intangible Assets [Line Items]
Sub-total		23,018
Sub-total [Member]
Schedule of Intangible Assets [Line Items]
Sub-total		74,620
Disposal [Member]
Schedule of Intangible Assets [Line Items]
Disposal		¥ (2,218)